Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets (liabilities)
Allowance for current expected credit loss	$ 24,375
Property, plant and equipment and intangible assets	(68,242)	(105,999)
Total deferred income tax assets (liabilities)	(43,867)	(105,999)
Valuation allowance
Net deferred income tax liabilities	$ (43,867)	$ (105,999)